Quarterly Holdings Report
for
Fidelity® Disruptive Communications ETF
August 31, 2023
DRC-NPRT1-1023
1.9907226.100
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 48.9%
Diversified Telecommunication Services - 4.9%
Cellnex Telecom SA (a)	27,532	1,053,858
Liberty Global PLC Class A (b)	20,232	373,078
Liberty Latin America Ltd. Class C (b)	55,318	495,649
		1,922,585
Entertainment - 9.0%
Netflix, Inc. (b)	5,026	2,179,676
Roblox Corp. (b)	12,869	364,064
Sea Ltd. ADR (b)	27,367	1,029,820
		3,573,560
Interactive Media & Services - 24.7%
Alphabet, Inc. Class A (b)	18,655	2,540,251
Angi, Inc. (b)(c)	193,197	475,265
Bumble, Inc. (b)	19,978	335,231
Match Group, Inc. (b)	23,897	1,120,052
Meta Platforms, Inc. Class A (b)	7,529	2,227,756
Pinterest, Inc. Class A (b)	28,400	780,716
Snap, Inc. Class A (b)	167,791	1,736,637
Tencent Holdings Ltd.	13,066	541,477
		9,757,385
Media - 6.5%
DISH Network Corp. Class A (b)(c)	50,617	303,702
Liberty Broadband Corp. Class A (b)	24,241	2,269,927
		2,573,629
Wireless Telecommunication Services - 3.8%
T-Mobile U.S., Inc. (b)	10,975	1,495,344
TOTAL COMMUNICATION SERVICES		19,322,503
CONSUMER DISCRETIONARY - 7.1%
Broadline Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	9,053	841,024
Amazon.com, Inc. (b)	14,349	1,980,305
		2,821,329
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Reliance Industries Ltd. GDR (a)	15,869	921,989
INDUSTRIALS - 4.0%
Construction & Engineering - 1.0%
Dycom Industries, Inc. (b)	4,017	401,419
Ground Transportation - 3.0%
Uber Technologies, Inc. (b)	24,642	1,163,842
TOTAL INDUSTRIALS		1,565,261
INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 6.4%
Arista Networks, Inc. (b)	13,010	2,539,942
IT Services - 3.1%
Cloudflare, Inc. (b)	6,324	411,250
Twilio, Inc. Class A (b)	12,629	804,594
		1,215,844
Semiconductors & Semiconductor Equipment - 10.7%
Impinj, Inc. (b)	3,583	238,520
NVIDIA Corp.	4,408	2,175,568
NXP Semiconductors NV	2,731	561,821
ON Semiconductor Corp. (b)	6,044	595,092
Renesas Electronics Corp. (b)	37,922	638,701
		4,209,702
Software - 12.2%
Cadence Design Systems, Inc. (b)	4,400	1,057,936
Microsoft Corp.	3,742	1,226,478
RingCentral, Inc. (b)	10,282	318,022
Synopsys, Inc. (b)	1,100	504,779
Zscaler, Inc. (b)	10,970	1,711,869
		4,819,084
TOTAL INFORMATION TECHNOLOGY		12,784,572
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Tower Corp.	10,478	1,899,871
TOTAL COMMON STOCKS (Cost $37,573,871)		39,315,525

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	194,436	194,475
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	367,213	367,250
TOTAL MONEY MARKET FUNDS (Cost $561,725)		561,725

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $38,135,596)	39,877,250
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(375,209)
NET ASSETS - 100.0%	39,502,041

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,975,847 or 5.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	149,758	1,499,860	1,455,143	2,736	-	-	194,475	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	-	1,060,212	692,962	624	-	-	367,250	0.0%
Total	149,758	2,560,072	2,148,105	3,360	-	-	561,725

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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